Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2017	Jan. 10, 2017	Mar. 31, 2019	Mar. 31, 2018
Successor [Member]
Cash flows from operating activities:
Net income	$ 304,219		$ 64,282	$ 806,626
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization	8,599		39,322	35,874
Deferred tax	(1,320)		(5,280)	(5,280)
Stock-based compensation			25,614
Change in current assets and liabilities:
Accounts receivable	(324,604)		(2,722,188)	(739,106)
Inventory	(181,882)		448,187	(410,534)
Amount due from/to director and other related parties				(12,870)
Other current assets	164,014		(575,750)	32,534
Accounts payable	32,448		(37,372)	138,264
Income tax payable	66,918		(293,253)	288,892
Advance from customers	1,226,843		(274,550)	(1,118,521)
Accrued expenses and other payable	34,652		27,351	31,097
Net cash (used in) provided by operating activities	1,329,887		(3,303,637)	(953,024)
Cash flows from investing activities:
Purchases of property and equipment			(7,468)	(13,103)
Acquisition of Grand World Pro Limited	(600,000)
Cash acquired from acquisition of Grand World Pro Limited	85,742
Net cash used in investing activities	(514,258)		(7,468)	(13,103)
Cash flows provided by financing activities:
Proceeds from issuances of shares	1,000,000			2,236,000
Net cash provided by financing activities	1,000,000			2,236,000
Net (decrease) increase in cash	1,815,629		(3,311,105)	1,269,873
Cash, beginning balance	3,006,240		6,091,742	4,821,869
Cash, ending balance	4,821,869		2,780,637	6,091,742
Supplemental cash flows information:
Interest paid
Income tax paid			$ 433,545	$ 28,986
Predecessor [Member]
Cash flows from operating activities:
Net income		$ 52,158
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization		399
Deferred tax
Stock-based compensation
Change in current assets and liabilities:
Accounts receivable		(72,970)
Inventory		43,724
Amount due from/to director and other related parties		412,323
Other current assets		(34,250)
Accounts payable		(1,003,455)
Income tax payable		10,307
Advance from customers
Accrued expenses and other payable		240,571
Net cash (used in) provided by operating activities		(351,193)
Cash flows from investing activities:
Purchases of property and equipment		(11,977)
Acquisition of Grand World Pro Limited
Cash acquired from acquisition of Grand World Pro Limited
Net cash used in investing activities		(11,977)
Cash flows provided by financing activities:
Proceeds from issuances of shares		200,000
Net cash provided by financing activities		200,000
Net (decrease) increase in cash		(163,170)
Cash, beginning balance		248,912
Cash, ending balance		85,742
Supplemental cash flows information:
Interest paid
Income tax paid